Recoverable taxes	12 Months Ended
Dec. 31, 2024
Income tax
Recoverable taxes
8.
Recoverable taxes

The breakdown of recoverable taxes is as follows:

	December 31, 2024	December 31, 2023
Recoverable income tax	2,585	1,832
Other recoverable taxes	9,106	9,121
Total	11,691	10,953
Current	10,327	6,499
Non-current	1,364	4,454